                          PREMIER ADVISERS II ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers II Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
  Invesco V.I. Government Securities Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class E
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  Morgan Stanley Mid Cap Growth Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class B
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Met/Artisan Mid Cap Value Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
  Growth Portfolio

Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $ 30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*..........................................   1.35%
Administrative Expense Charge...............................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED....   1.50%
Optional E.S.P. Charge......................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.............   1.70%
Optional GMWB I Charge......................................................   0.40%(5)
Optional GMWB II Charge.....................................................   0.50%(5)
Optional GMWB III Charge....................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.............   1.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED............   2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...........   1.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED.......   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED......   2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.....   1.95%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.
(5)   The maximum charge for GMWB I and GMWB II is 1.00%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.12%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.28%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.46%     0.25%            0.30%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........      --          0.84%     0.06%            0.78%
 Invesco V.I. Government Securities Fund --
  Series II......................................      --          1.01%     --               1.01%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.09%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................    0.59%     0.15%            0.02%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --             0.05%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.85%     0.25%            0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.87%       --             0.15%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.67%       --             0.08%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%     0.25%            0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................    0.81%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.60%     0.25%            0.06%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................    0.50%       --           0.40%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.89%       --               0.89%
 Mid Cap Portfolio...............................   --             0.89%       --               0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.83%     0.00%              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%     0.00%              0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................   --             0.76%     0.00%              0.76%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.08%            0.78%     0.02%              0.76%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.12%     0.02%              1.10%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --             1.02%     0.01%              1.01%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.01%              0.68%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.75%     0.03%              0.72%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.60%     0.00%              0.60%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................   --             1.08%       --               1.08%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%              0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............   --             0.91%     0.04%              0.87%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................   --             0.90%     0.10%              0.80%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --          Seeks capital growth and income         Invesco Advisers, Inc.
 Series I++                            through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and
                                       preferred stocks.
Invesco V.I. Government Securities     Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

           UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High    Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                           LLC
                                                                                Subadvisers: Western Asset
                                                                                Management Company; Western
                                                                                Asset Management Company
                                                                                Limited; Western Asset Management
                                                                                Company Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate            Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                 in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                      both capital appreciation and current     LLC
                                      income.
ClearBridge Aggressive Growth         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Invesco Comstock Portfolio --         Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --    Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                              equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                      companies.
Invesco Small Cap Growth              Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
Oppenheimer Global Equity             Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                         Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity             Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --    Seeks a competitive total return          MetLife Advisers, LLC
 Class B                              primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --   Seeks a high level of current income      MetLife Advisers, LLC
 Class A                              consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
Met/Artisan Mid Cap Value             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Artisan Partners Limited
                                                                                Partnership

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                           Seeks long-term capital appreciation     Morgan Stanley Investment
                                           by investing primarily in                Management Inc.
                                           growth-oriented equity securities of
                                           large-capitalization companies.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change, merger or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Clarion Global Real Estate Portfolio, Invesco Small Cap

Growth Portfolio, ClearBridge Variable Small Cap Growth Portfolio, -Western Asset Variable Global High Yield Bond Portfolio, MFS(R) Emerging Markets Equity Portfolio, Oppenheimer Global Equity Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of

MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


              FORMER NAME                                NEW NAME
-------------------------------------- -------------------------------------------
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Janus Forty Portfolio                 ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio   Invesco Mid Cap Value Portfolio

UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.


         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.


          FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
------------------------------------------------ -----------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                 METROPOLITAN SERIES FUND
 Invesco V.I. American Franchise Fund            T. Rowe Price Large Cap Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                 MET INVESTORS SERIES TRUST
 Invesco V.I. Growth and Income Fund             Invesco Comstock Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio    T. Rowe Price Large Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                          PREMIER ADVISERS III ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers III Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
  Invesco V.I. Diversified Dividend Fund
  Invesco V.I. Government Securities Fund
  Invesco V.I. S&P 500 Index Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Large Cap Growth Portfolio
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class B
  JPMorgan Small Cap Value Portfolio -- Class A
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Morgan Stanley Mid Cap Growth Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class B
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y
  The Multi Cap Growth Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
  Growth Portfolio

Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*..............................................   1.45%
Administrative Expense Charge...................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........   1.60%
Optional E.S.P. Charge..........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................   1.75%
Optional GMAB Charge............................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)..........   2.25%
Optional GMWB I Charge..........................................................   1.00%(6)
Optional GMWB II Charge.........................................................   1.00%(6)
Optional GMWB III Charge........................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............   1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........   2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........   2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........   2.00%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.12%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%          --          0.28%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........      --          0.84%          0.06%         0.78%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.50%     0.25%            0.22%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.46%     0.25%            0.30%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.29%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.09%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.05%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --             0.05%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.85%     0.25%            0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --             0.06%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.67%       --             0.08%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%     0.25%            0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.01%            0.98%     0.01%              0.97%
 Invesco V.I. Government Securities Fund --
  Series II......................................   --             1.01%       --               1.01%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................   --             0.66%       --               0.66%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.89%       --               0.89%
 Mid Cap Portfolio...............................   --             0.89%       --               0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.83%     0.00%              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%     0.00%              0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --               0.65%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.08%            0.78%     0.02%              0.76%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.12%     0.02%              1.10%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.04%            0.87%     0.09%              0.78%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.01%              0.68%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.75%     0.03%              0.72%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.60%     0.00%              0.60%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%              0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........    0.60%     0.25%            0.06%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.15%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................    0.50%     --             0.40%



                                                               TOTAL                      NET TOTAL
                                                ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- ---------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........      --          0.91%     0.04%              0.87%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............      --          0.82%       --               0.82%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................      --          0.90%     0.10%              0.80%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Diversified Dividend    Seeks to provide reasonable current   Invesco Advisers, Inc.
 Fund -- Series II                   income and long-term growth of
                                     income and capital.
Invesco V.I. Government Securities   Seeks total return, comprised of      Invesco Advisers, Inc.
 Fund -- Series II                   current income and capital
                                     appreciation.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                            LLC
                                                                                 Subadvisers: Western Asset
                                                                                 Management Company; Western
                                                                                 Asset Management Company
                                                                                 Limited; Western Asset Management
                                                                                 Company Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Invesco Small Cap Growth                   Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                   Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: J.P. Morgan Investment
                                                                                    Management Inc.
MFS(R) Emerging Markets Equity             Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Research International              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A++                                                             Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class B                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

           UNDERLYING FUND                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks, as a primary objective, growth   Morgan Stanley Investment
                                     of capital through investments in       Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth and, as
                                     a secondary objective, income, but
                                     only when consistent with its primary
                                     objective.
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation    Morgan Stanley Investment
                                     by investing primarily in               Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Clarion Global Real Estate Portfolio, JPMorgan -Small Cap Value Portfolio, Invesco Small Cap Growth Portfolio, -ClearBridge Variable Small Cap Growth Portfolio, -Western Asset Variable Global High Yield Bond Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research

International Portfolio, Oppenheimer Global Equity Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



                         CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ----------------------------------------------------------------------------
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - SERIES II
     Invesco V.I. Government Securities Fund
     LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
     METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio - Class B
     BlackRock Money Market Portfolio -- Class A
     Western Asset Management Strategic Bond Opportunities Portfolio - Class B

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGE
The following former Underlying Fund was renamed.


              FORMER NAME                          NEW NAME
-------------------------------------- --------------------------------
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Lord Abbett Mid Cap Value Portfolio   Invesco Mid Cap Value Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                          METROPOLITAN SERIES FUND
 Invesco V.I. American Franchise Fund                     T. Rowe Price Large Cap Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                          MET INVESTORS SERIES TRUST
 Invesco V.I. Growth and Income Fund                      Invesco Comstock Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

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                    PREMIER ADVISERS III (SERIES II) ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 28, 2014
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers III (Series II) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
  Invesco V.I. Diversified Dividend Fund
  Invesco V.I. Government Securities Fund
  Invesco V.I. S&P 500 Index Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Large Cap Growth Portfolio
  ClearBridge Variable Large Cap Value Portfolio
  ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
  Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B
  Invesco Mid Cap Value Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class B
  JPMorgan Small Cap Value Portfolio -- Class A
  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Morgan Stanley Mid Cap Growth Portfolio -- Class A
  Oppenheimer Global Equity Portfolio -- Class B
  T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class B
  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class D
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y
  The Multi Cap Growth Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I
  Growth Portfolio

Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*..............................................   1.40%
Administrative Expense Charge...................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED........   1.55%
Optional E.S.P. Charge..........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.................   1.70%
Optional GMAB Charge............................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED...................   2.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5)..........   2.20%
Optional GMWB I Charge..........................................................   1.00%(6)
Optional GMWB II Charge.........................................................   1.00%(6)
Optional GMWB III Charge........................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.................   2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED................   2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED...............   1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED...........   2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED..........   2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED.........   1.95%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.12%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%          --          0.28%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........      --          0.84%          0.06%         0.78%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.50%     0.25%            0.22%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.46%     0.25%            0.30%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.29%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.09%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.60%       --             0.05%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --             0.05%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.85%     0.25%            0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --             0.06%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.67%       --             0.08%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................    0.33%     0.25%            0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --             0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.04%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.01%            0.98%     0.01%              0.97%
 Invesco V.I. Government Securities Fund --
  Series II......................................   --             1.01%       --               1.01%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................   --             0.66%       --               0.66%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.89%       --               0.89%
 Mid Cap Portfolio...............................   --             0.89%       --               0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.83%     0.00%              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%     0.00%              0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --               0.65%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.08%            0.78%     0.02%              0.76%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.12%     0.02%              1.10%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.04%            0.87%     0.09%              0.78%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --             1.02%     0.01%              1.01%
 MFS(R) Research International Portfolio --
  Class B........................................   --             1.00%     0.06%              0.94%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.01%              0.68%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.75%     0.03%              0.72%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.60%     0.00%              0.60%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%              0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........    0.60%     0.25%            0.06%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.15%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................    0.50%     --             0.40%



                                                               TOTAL                      NET TOTAL
                                                ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- ---------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........      --          0.91%     0.04%              0.87%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............      --          0.82%       --               0.82%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................      --          0.90%     0.10%              0.80%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Diversified Dividend    Seeks to provide reasonable current   Invesco Advisers, Inc.
 Fund -- Series II                   income and long-term growth of
                                     income and capital.
Invesco V.I. Government Securities   Seeks total return, comprised of      Invesco Advisers, Inc.
 Fund -- Series II                   current income and capital
                                     appreciation.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                            LLC
                                                                                 Subadvisers: Western Asset
                                                                                 Management Company; Western
                                                                                 Asset Management Company
                                                                                 Limited; Western Asset Management
                                                                                 Company Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Invesco Small Cap Growth                   Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                   Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: J.P. Morgan Investment
                                                                                    Management Inc.
MFS(R) Emerging Markets Equity             Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Research International              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A++                                                             Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class B                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

           UNDERLYING FUND                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks, as a primary objective, growth   Morgan Stanley Investment
                                     of capital through investments in       Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth and, as
                                     a secondary objective, income, but
                                     only when consistent with its primary
                                     objective.
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation    Morgan Stanley Investment
                                     by investing primarily in               Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Clarion Global Real Estate Portfolio, JPMorgan -Small Cap Value Portfolio, Invesco Small Cap Growth Portfolio, -ClearBridge Variable Small Cap Growth Portfolio, -Western Asset Variable Global High Yield Bond Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research

International Portfolio, Oppenheimer Global Equity Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.



                         CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ----------------------------------------------------------------------------
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) - SERIES II
     Invesco V.I. Government Securities Fund
     LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
     METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio - Class B
     BlackRock Money Market Portfolio -- Class A
     Western Asset Management Strategic Bond Opportunities Portfolio - Class B

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS

The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.

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


                                  APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGE
The following former Underlying Fund was renamed.


              FORMER NAME                          NEW NAME
-------------------------------------- --------------------------------
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Lord Abbett Mid Cap Value Portfolio   Invesco Mid Cap Value Portfolio

UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.


               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                          METROPOLITAN SERIES FUND
 Invesco V.I. American Franchise Fund                     T. Rowe Price Large Cap Growth Portfolio
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                          MET INVESTORS SERIES TRUST
 Invesco V.I. Growth and Income Fund                      Invesco Comstock Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

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